Financial - risk management objectives and policies - Aging of obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial risk management [Line Items]
Lease liabilities	$ 5,779	$ 7,839
Other accounts payable	14	328
Trade and other payables.	262,678	198,882
Total financial liabilities	1,057,975	531,653	$ 571,688	$ 587,062
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	235,555	195,482
Accounts payable - related parties	3,426	3,446
Senior unsecured credit facility	324,695	523,451
Lease liabilities	70,120	79,217
Other accounts payable	73,235	424,000
Trade and other payables.	15,100	12,400
Total financial liabilities	707,031	1,225,596
Sociedad Minera Cerro Verde S.A.A. [Member] | On Demands [Member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Senior unsecured credit facility	0	0
Lease liabilities	0	0
Other accounts payable	0	0
Total financial liabilities	0	0
Sociedad Minera Cerro Verde S.A.A. [Member] | Not later than three months [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	234,640	192,484
Accounts payable - related parties	3,426	3,446
Senior unsecured credit facility	0	0
Lease liabilities	1,257	1,551
Other accounts payable	66,818	63,515
Total financial liabilities	306,141	260,996
Sociedad Minera Cerro Verde S.A.A. [Member] | Later than three months and not later than one year [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	277	2,998
Accounts payable - related parties	0	0
Senior unsecured credit facility	324,695	0
Lease liabilities	6,360	8,672
Other accounts payable	6,417	75,093
Total financial liabilities	337,749	86,763
Sociedad Minera Cerro Verde S.A.A. [Member] | Between 2 and 5 years [member]
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	638
Senior unsecured credit facility		523,451
Lease liabilities	41,085	37,299
Other accounts payable		285,392
Total financial liabilities	41,723	846,142
Sociedad Minera Cerro Verde S.A.A. [Member] | More than 5 years
Disclosure Of Financial risk management [Line Items]
Trade accounts payable	0	0
Accounts payable - related parties	0	0
Senior unsecured credit facility	0	0
Lease liabilities	21,418	31,695
Other accounts payable	0	0
Total financial liabilities	$ 21,418	$ 31,695